                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [ ]; Amendment Number:
                                              ------
   This Amendment (Check only one):          [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Harvey P. Eisen
Address:          100 South Bedford Road
                  Mt. Kisco, New York 10549

Form 13F File Number:  28-05211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Harvey P. Eisen
Title:
Phone:            (914) 242-5720

Signature, Place, and Date of Signing:

   /s/ Harvey P. Eisen          Mt. Kisco, New York         November 14, 2003
-------------------------    -------------------------   -----------------------
       [Signature]                 [City, State]                 [Date]

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

Form 13F File Number:  28-05209
                      -------------------------

Name   Bedford Oak Advisors, LLC
     -------------------------------------------------------------

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
                                                                                                              Voting Authority
                              Title                         Value        Shrs or          Investment    --------------------------
Name of Issuer                of Class      Cusip Number    (x$1000)     prn amount       Discretion    Sole     Shared       None
--------------                --------      ------------    --------     ----------       ----------    ----     ------       ----
ACCEPTANCE INSURANCE
 COMPANIES INC                    Com         004308102          23        2,603,500       Sole                          2,603,500
ADC TELECOMMUNICATIONS
 INC CMN                          Com         000886101          30           13,000       Sole                             13,000
ADTRAN INC CMN                    Com         00738A106         490            8,000       Sole                              8,000
AFLAC INCORPORATED CMN            Com         001055102         969           30,000       Sole                             30,000
AMER INTL GROUP INC CMN           Corp Units  026874107       3,981           69,000       Sole                             69,000
AMERICAN PAC CORP                 Com         028740108       1,662          196,000       Sole                            196,000
AMERICAN POWER
 CONVERSION CORP CMN              Com         029066107         865           50,000       Sole                             50,000
AOL TIME WARNER INC
 CMN                              Com         00184A105       4,155          275,000       Sole                            275,000
ARBITRON INC CMN                  Com         03875Q108         353           10,000       Sole                             10,000
BALLANTYNE OF OMAHA INC
 CMN                              Com         058516105         949          548,500       Sole                            548,500
BANK OF AMERICA CORP
 CMN                              Com         060505104         780           10,000       Sole                             10,000
BANK ONE CORP (NEW) CMN           Com         06423A103         580           15,000       Sole                             15,000
BARNESANDNOBLE.COM INC
 CLASSA COMMON STOCK              Com         067846105         486          200,000       Sole                            200,000
BAXTER INTL INC 7%
 EQUITY UNITS A3                  Com         071813406         842           16,000       Sole                             16,000
BEA SYSTEMS INC COMMON
 STOCK                            Com         073325102         650           54,000       Sole                             54,000
BERKSHIRE HATHAWAY INC
 CLASSB                           CL B        084670207         998              400       Sole                                400
BRIGHAM EXPLORATION
 COMPANY                          Com         109178103         932          137,000       Sole                            137,000
BRISTOL MYERS SQUIBB CO
 CMN                              Com         110122108       1,026           40,000       Sole                             40,000
CADIZ INC CMN                     Com         127537108         232        4,975,000       Sole                          4,975,000
CAPITAL TRUST INC MD
 CMN                              Com         14052H506       5,970          301,366       Sole                            301,366
CIGNA CORP CMN                    Com         125509109       2,858           64,000       Sole                             64,000
CLARENT HOSPITAL
 CORPORATION CMN                  Com         180463101         300          200,000       Sole                            200,000
COINSTAR INC CMN WR               Com         19259P300       1,346          100,000       Sole                            100,000
COMCAST CORPORATION CMN
 CLASSA NON VOTING                Com         20030N200       3,260          130,000       Sole                            130,000
CONCORD EFS INC CMN               Com         206197105       2,667          100,000       Sole                            100,000
CORAM HEALTHCARE CORP
 CMN                              Com         218103109       3,158        3,947,700       Sole                          3,947,700
COTTON STATES LIFE
 INSURANCE                        Com         221774102       1,187          118,000       Sole                            118,000
COVALENT GROUP INC                Com         222815102         296          121,940       Sole                            121,940
DANIELSON HOLDING CORP.           Com         236274106       2,474        1,806,200       Sole                          1,806,200
DELL INC CMN                      Com         24702R101       1,671           50,000       Sole                             50,000
DVI INC CMN                       Com         233343102          44          400,000       Sole                            400,000
ENCORE CAPITAL GROUP
 INC CMN                          Com         292554102         878           75,000       Sole                             75,000
EPRESENCE INC CMN                 Com         294348107       1,275          250,000       Sole                            250,000
EZENIA! INC CMN                   Com         302311105         146          623,400       Sole                            623,400
FANNIE MAE COMMON STOCK
 CMN                              Com         313586109       4,795           74,000       Sole                             74,000
FIRST DATA CORPORATION
 CMN                              Com         319963104       1,199           30,000       Sole                             30,000
GIANT GROUP LTD CMN               Com         374503100         262          137,700       Sole                            137,700
GLACIER WTR SVCS INC              Com         376395109       1,445           72,600       Sole                             72,600
GOLDMAN SACHS FINANCIAL
 SQUARE PRIME
 OBLIGATIONS FUND (FST
 SHARES)                          Com         38141W364      23,697       23,696,960       Sole                          3,696,960
GP STRATEGIES CORP CMN            Com         36225V104      15,374        2,132,351       Sole                          2,132,351
HCA INC CMN                       Com         404119109         737           20,000       Sole                             20,000
HEWLETT-PACKARD CO. CMN           Com         428236103       3,582          185,000       Sole                            185,000
HYPERCOM CORPORATION
 CMN                              Com         44913M105         222           41,200       Sole                             41,200
HYPERCOM CORPORATION
 CMN                              Com         44913M105         317           58,800       Sole                             58,800
IDEC PHARMACEUTICALS
 CORP CMN                         Com         449370105       1,665           50,000       Sole                             50,000
IDINE REWARDS NETWORK
 INC CMN                          Com         45168A100         959           59,000       Sole                             59,000
INTELIDATA TECHNOLOGIES
 CORP                             Com         45814T107          85           35,900       Sole                             35,900
INTUITIVE SURGICAL,
 INC. CMN                         Com         46120E602       1,417           85,000       Sole                             85,000
IVAX CORP (FLORIDA)               Com         465823102       3,920          200,000       Sole                            200,000
J NET ENTERPRISES INC
 CMN                              Com         46622V102         862          706,400       Sole                            706,400
LEGGETT & PLATT INC               Com         524660107       3,245          150,000       Sole                            150,000
LEVEL 3 COMMUNICATIONS
 INC 10.500000
 12/01/2008 SER: B
 GAINS SR LIEN
 0.000000% TO 12/01/03
 Caa2                             Note        52729NAE0       1,680        2,000,000       Sole                          2,000,000
MANUFACTURED HOME
 CMNTYS INC                       Com         564682102       5,877          150,000       Sole                            150,000
MED-DESIGN CORP CMN               Com         583926100         862          200,001       Sole                            200,001

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
                                                                                                              Voting Authority
                              Title                         Value        Shrs or          Investment    --------------------------
Name of Issuer                of Class      Cusip Number    (x$1000)     prn amount       Discretion    Sole     Shared       None
--------------                --------      ------------    --------     ----------       ----------    ----     ------       ----
MEDIS TECHNOLOGIES LTD
 CMN                              Com         58500P107         456           44,100       Sole                             44,100
MERCK & CO.INC. CMN               Com         589331107         506           10,000       Sole                             10,000
MERIDIAN RESOURCE CORP            Com         58977Q109       2,155          500,000       Sole                            500,000
MICROSOFT CORPORATION
 CMN                              Com         594918104       3,058          110,000       Sole                            110,000
MOLEX INC CLASS-A CMN
 CLASS A                          Com         608554200       2,897          118,400       Sole                            118,400
NEWHALL LAND & FARMING
 CO CALCMN                        Com         651426108       3,595           91,000       Sole                             91,000
NYFIX INC CMN                     Com         670712108       1,109          198,000       Sole                            198,000
PACIFIC METALS CO LTD
 (ORD)                            Com         694990227         172           50,000       Sole                             50,000
PHOENIX TECHNOLOGY LTD            Com         719153108       1,222          195,000       Sole                            195,000
RITE AID CORP CMN                 Com         767754104       1,032          200,000       Sole                            200,000
RPM INTERNATIONAL INC
 CMN                              Com         749685103       1,306          100,000       Sole                            100,000
S1 CORPORATION CMN                Com         78463B101         379           75,000       Sole                             75,000
SCICLONE
 PHARMACEUTICALS INC              Com         80862K104         400           50,000       Sole                             50,000
SCIENTIFIC GAMES
 CORPORATION CMN
 CLASS A                          Com         80874P109       1,197          105,000       Sole                            105,000
SHIRE PHARMACEUTICALS
 GROUP ADR                        ADR         82481R106       1,216           55,000       Sole                             55,000
SIRIUS SATELLITE RADIO
 INC CMN                          Com         82966U103       2,730        1,500,000       Sole                          1,500,000
SONY CORPORATION ADR
 CMN                              Com         835699307       1,044           30,000       Sole                             30,000
STERIS CORP                       Com         859152100         691           30,000       Sole                             30,000
STONE ENERGY CORP                 Com         861642106       4,234          120,000       Sole                            120,000
SUMITOMO METAL INDS LTD
 (COM)CMN                         Com         865621106          44           50,000       Sole                             50,000
TRAVELERS PROPERTY
 CASUALTY CORP CMN CLASS A        Com         89420G109       2,382          150,000       Sole                            150,000
VALUEVISION MEDIA INC
 CMN CLASS A                      Com         92047K107       7,286          459,400       Sole                            459,400
VCAMPUS CORPORATION CMN           Com         92240C308         559          216,000       Sole                            216,000
VERIZON COMMUNICATIONS
 CMN                              Com         92343V104       2,920           90,000       Sole                             90,000
WASHINGTON MUTUAL, INC.
 CMN                              Com         939322103       4,646          128,000       Sole                            128,000
WEBMD CORP CMN                    Com         94769M105       3,580          389,500       Sole                            389,500
WYNDHAM INTERNATIONAL,
 INC. CMN  CLASS A                Com         983101106         560        1,000,000       Sole                          1,000,000
XM SATELLITE RADIO
 HLDGS INC CMN CLASS A            Com         983759101       3,503          226,000       Sole                            226,000
                                                            174,614